LOANS (Details 1) - USD ($) $ in Thousands		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Individually evaluated		$ 3,400	$ 2,506
Loans individually evaluated for impairment, Acquired with deteriorated credit quality	[1]	2,310	3,472
Loans individually evaluated for impairment, Total allowance		0	0
Loans collectively evaluated for impairment, Total allowance		1,515	1,568
Allowance for loan losses		1,515	1,568	$ 1,473
Consumer and other Home Equity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Individually evaluated			28
Loans individually evaluated for impairment, Acquired with deteriorated credit quality	[1]		0
Loans individually evaluated for impairment, Total allowance			0
Consumer And Other unsecured [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Individually evaluated			18
Loans individually evaluated for impairment, Acquired with deteriorated credit quality	[1]		0
Loans individually evaluated for impairment, Total allowance			0
Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance		0	0
Loans collectively evaluated for impairment, Ending loans balance		1,315	1,368
Allowance for loan losses		1,315	1,368
Ending allowance attributed to loans [Member] | Consumer and other Home Equity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance			0
Ending allowance attributed to loans [Member] | Consumer And Other unsecured [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance			0
Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance		5,710	5,978
Loans collectively evaluated for impairment, Ending loans balance		239,278	242,049
Allowance for loan losses		244,988	248,027
Ending loans balance [Member] | Consumer and other Home Equity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance			28
Ending loans balance [Member] | Consumer And Other unsecured [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance			18
Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance		0	0
Loans collectively evaluated for impairment, Total allowance		200	200
Allowance for loan losses		200	200
Unallocated Allowance [Member] | Consumer and other Home Equity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance			0
Unallocated Allowance [Member] | Consumer And Other unsecured [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance			0
Residential Real Estate One To Four Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Individually evaluated		3,400	1,743
Loans individually evaluated for impairment, Acquired with deteriorated credit quality	[1]	2,146	2,565
Loans individually evaluated for impairment, Total allowance		0	0
Loans collectively evaluated for impairment, Total allowance		862	1,059
Allowance for loan losses		862	1,059	999
Residential Real Estate One To Four Family [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance		0	0
Loans collectively evaluated for impairment, Ending loans balance		862	1,059
Residential Real Estate One To Four Family [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance		5,546	4,308
Loans collectively evaluated for impairment, Ending loans balance		180,579	187,413
Residential Real Estate One To Four Family [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance		0	0
Loans collectively evaluated for impairment, Total allowance		0	0
Residential Real Estate Multi Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		192	94
Allowance for loan losses		192	94	74
Residential Real Estate Multi Family [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		192	94
Residential Real Estate Multi Family [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		15,559	16,621
Residential Real Estate Multi Family [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		0	0
Residential Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		5	21
Allowance for loan losses		5	21	11
Residential Real Estate Construction [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		5	21
Residential Real Estate Construction [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		2,809	3,780
Residential Real Estate Construction [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		0	0
Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Individually evaluated			476
Loans individually evaluated for impairment, Acquired with deteriorated credit quality	[1]		381
Loans individually evaluated for impairment, Total allowance			0
Loans collectively evaluated for impairment, Total allowance		2	7
Allowance for loan losses		2	7	10
Land [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance			0
Loans collectively evaluated for impairment, Ending loans balance		2	7
Land [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance			857
Loans collectively evaluated for impairment, Ending loans balance		1,186	1,164
Land [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance			0
Loans collectively evaluated for impairment, Total allowance		0	0
Farm [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		3	9
Allowance for loan losses		3	9	9
Farm [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		3	9
Farm [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		1,735	1,567
Farm [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		0	0
Non residential real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Individually evaluated		0	241
Loans individually evaluated for impairment, Acquired with deteriorated credit quality	[1]	164	526
Loans individually evaluated for impairment, Total allowance		0	0
Loans collectively evaluated for impairment, Total allowance		217	121
Non residential real estate [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance		0	0
Loans collectively evaluated for impairment, Ending loans balance		217	121
Non residential real estate [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Ending loans balance		164	767
Loans collectively evaluated for impairment, Ending loans balance		26,974	21,351
Non residential real estate [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment, Total allowance		0	0
Loans collectively evaluated for impairment, Total allowance		0	0
Commercial and industrial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance			10
Allowance for loan losses		18	10	11
Commercial and industrial [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance			10
Commercial and industrial [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance			1,782
Commercial and industrial [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance			0
Commercial Non-mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		18
Commercial Non-mortgage [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		18
Commercial Non-mortgage [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		1,847
Commercial Non-mortgage [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		0
Loans on deposits [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		4	13
Allowance for loan losses		4	13	14
Loans on deposits [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		4	13
Loans on deposits [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		1,813	2,262
Loans on deposits [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		0	0
Home equity [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		11	31
Allowance for loan losses		11	31	28
Home equity [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		11	31
Home equity [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		6,155	5,449
Home equity [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		0	0
Unsecured [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		1	3
Allowance for loan losses		1	3	3
Unsecured [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		1	3
Unsecured [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		552	587
Unsecured [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		0	0
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		200	200
Allowance for loan losses		200	200	200
Unallocated [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		0	0
Unallocated [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		0	0
Unallocated [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		200	200
Automobile [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		0	0
Allowance for loan losses		0	0	$ 0
Automobile [Member] | Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		0	0
Automobile [Member] | Ending loans balance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		69	73
Automobile [Member] | Unallocated Allowance [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment, Total allowance		$ 0	$ 0

[1]	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.